Revenue	3 Months Ended
Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue

4.REVENUE

The Company’s operations primarily consist of providing non-hazardous waste collection, transfer, disposal and recycling services, non-hazardous oil and natural gas exploration and production (“E&P”) waste treatment, recovery and disposal services and intermodal services. The following table disaggregates the Company’s revenues by service line for the periods indicated:

	Three Months Ended March 31,
	2023	2022
Commercial	$602,279	$499,676
Residential	514,053	440,288
Industrial and construction roll off	318,315	259,488
Total collection	1,434,647	1,199,452
Landfill	343,433	299,765
Transfer	273,521	217,957
Recycling	31,301	63,094
E&P	51,759	43,555
Intermodal and other	38,212	45,693
Intercompany	(272,370)	(223,261)
Total	$1,900,503	$1,646,255

The factors that impact the timing and amount of revenue recognized for each service line may vary based on the nature of the service performed. Generally, the Company recognizes revenue at the time it performs a service. In the event that the Company bills for services in advance of performance, it recognizes deferred revenue for the amount billed and subsequently recognizes revenue at the time the service is provided.  Substantially all of the deferred revenue recorded as of December 31, 2022 was recognized as revenue during the three months ended March 31, 2023 when the service was performed.

See Note 10 for additional information regarding revenue by reportable segment.

Contract Acquisition Costs

The incremental direct costs of obtaining a contract, which consist of sales incentives, are recognized as Other assets in the Company’s Condensed Consolidated Balance Sheets, and are amortized to Selling, general and administrative expense over the estimated life of the relevant customer relationship, which ranges from one to five years. The Company recognizes the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the Company would have recognized is one year or less. The Company had $23,818 of deferred sales incentives at each of March 31, 2023 and December 31, 2022.